Intangible Assets - Schedule of Intangible Assets (Details) - ZAR (R) R in Thousands	Feb. 28, 2026	Feb. 28, 2025	Feb. 29, 2024
Schedule of Intangible Assets [Line Items]
Cost	R 337,290	R 299,355
Accumulated amortization	(255,570)	(216,302)
Carrying value	81,720	83,053	R 83,123
Product development costs [Member]
Schedule of Intangible Assets [Line Items]
Cost	278,683	246,750
Accumulated amortization	(207,292)	(173,786)
Carrying value	71,391	72,964	71,617
Computer software [Member]
Schedule of Intangible Assets [Line Items]
Cost	48,984	43,128
Accumulated amortization	(38,801)	(33,809)
Carrying value	10,183	9,319	8,773
Trade name [Member]
Schedule of Intangible Assets [Line Items]
Cost	928	782
Accumulated amortization	(782)	(782)
Carrying value	146		130
Customer relationships [Member]
Schedule of Intangible Assets [Line Items]
Cost	8,695	8,695
Accumulated amortization	(8,695)	(7,925)
Carrying value		R 770	R 2,603